UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

FORM N-Q

APRIL 30, 2017

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.3%
Alabama - 4.3%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,750,000	$1,979,565	(a)
Convertible CAB, Subordinated Lien	0.000%	10/1/50	11,020,000	8,650,039	(b)
Subordinated Lien Warrants	6.000%	10/1/42	4,880,000	5,616,246
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	9,920,707

Total Alabama				26,166,557

Arizona - 2.5%
La Paz County, AZ, IDA, Educational Facility Lease Revenue:
Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	750,000	793,650	(c)
Charter School Solutions, Harmony Public School Project	5.000%	2/15/46	3,000,000	3,085,710	(c)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	850,000	931,439	(c)
Phoenix, AZ, IDA Education Revenue, Basis School Inc.	5.000%	7/1/45	7,000,000	7,032,130	(c)
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,379,862	(d)
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,229,080	(d)

Total Arizona				15,451,871

California - 8.8%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,250,680
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/34	600,000	634,194
KIPP LA Project	5.125%	7/1/44	750,000	779,257
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	7,986,525	(c)(e)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	3,980,795
Various Capital Project	5.125%	10/1/31	2,000,000	2,263,500
California Statewide CDA, Senior Living Health Facility Revenue, Los Angeles Jewish Home Aging, Jewish Home Foundation	4.750%	8/1/20	4,000,000	4,001,720
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,085,000	3,334,175
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,411,656
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,140,000	2,349,699
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	14,000,000	19,798,940
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,247,612
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,740,000	2,916,292

Total California				53,955,045

Colorado - 4.4%
Colliers Hill Metropolitan District #2, GO	6.250%	12/1/37	750,000	755,888
Colliers Hill Metropolitan District #2, GO	6.500%	12/1/47	1,250,000	1,259,712
Dominion Water & Sanitation District Co. Revenue	6.000%	12/1/46	3,000,000	3,096,720
Leyden Rock Metropolitan District #10, GO	4.375%	12/1/33	750,000	709,710
Leyden Rock Metropolitan District #10, GO	5.000%	12/1/45	1,250,000	1,222,050

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	$11,550,000	$15,794,394
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	3,915,000	3,646,548
Solaris, CO, Metropolitan District #3, GO	5.000%	12/1/36	850,000	883,643

Total Colorado				27,368,665

Delaware - 1.5%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,344,070

District of Columbia - 1.0%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,304,383
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,275,250
KIPP Charter School	6.000%	7/1/33	1,000,000	1,157,820
KIPP Charter School	6.000%	7/1/43	1,450,000	1,654,436

Total District of Columbia				6,391,889

Florida - 2.2%
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Project	6.000%	6/15/35	1,200,000	1,233,084	(c)
Renaissance Charter School Inc. Project	6.125%	6/15/46	990,000	1,015,671	(c)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	1,100,000	1,079,254	(c)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,860,224
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	375,000	383,565
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	355,000	3	*(f)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,070,650	(c)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,032,310	(c)

Total Florida				13,674,761

Georgia - 0.7%
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	600,000	*(f)
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	1,710,000	*(f)
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	1,800,000	*(f)

Total Georgia				4,110,000

Hawaii - 1.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,677,600

Illinois - 6.5%
Chicago, IL, GO	5.000%	1/1/25	1,000,000	1,006,260
Chicago, IL, GO	5.500%	1/1/37	5,500,000	5,513,200
Chicago, IL, GO	6.000%	1/1/38	1,250,000	1,308,650
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,050,000	1,124,120
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien	5.000%	1/1/42	1,000,000	1,081,930	(e)
Senior Lien	5.000%	1/1/47	1,000,000	1,076,940	(e)
Senior Lien	5.000%	1/1/52	1,000,000	1,071,150	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	$3,250,000	$3,254,323	(e)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,758,212
Park Place of Elmhurst Project	6.240%	5/15/38	4,250,000	4,081,870
Park Place of Elmhurst Project	6.330%	5/15/48	10,059,750	9,633,820
Park Place of Elmhurst Project	2.000%	5/15/55	2,525,250	108,055	*(f)
Illinois State, GO	5.000%	2/1/26	2,500,000	2,626,275
Illinois State, GO	5.000%	1/1/41	5,000,000	4,992,800
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	2,800,000	364,140

Total Illinois				40,001,745

Indiana - 2.0%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	11,043,500
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,182,170	(e)

Total Indiana				12,225,670

Kentucky - 2.0%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	11,500,000	12,400,565

Louisiana - 0.1%
Epps, LA, COP	8.000%	6/1/18	775,000	77,500	*(f)
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	425,000	473,365

Total Louisiana				550,865

Maryland - 7.0%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,664,650
Transportation Facilities Project	5.750%	6/1/35	21,625,000	23,222,006
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	10,169,640

Total Maryland				43,056,296

Massachusetts - 4.7%
Massachusetts State DFA Revenue:
Suffolk University	5.750%	7/1/39	8,765,000	9,628,966	(d)
Suffolk University	5.750%	7/1/39	4,975,000	5,358,722
Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,570,760
Massachusetts State HEFA Revenue, Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	9,000,000	9,541,890

Total Massachusetts				29,100,338

Michigan - 2.2%
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,355,000	1,403,102	(c)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,900,000	1,937,506	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	$1,130,000	$1,248,548
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,180,000	1,253,691
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,023,640
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,018,990
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,380,360	(d)
Saline, MI, EDC Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,258,453

Total Michigan				13,524,290

Missouri - 1.9%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,000,000	957,940	(c)
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,179,780
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,600,871
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,002,340
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,558,639
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,404,760

Total Missouri				11,704,330

Nevada - 0.5%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	1,295,000	1,324,966	(c)
Somerset Academy of Las Vegas	5.125%	12/15/45	2,015,000	2,033,740	(c)

Total Nevada				3,358,706

New Jersey - 7.7%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	2,000,000	2,169,020	(e)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,638,160	(e)
Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	400,360
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,103,780
School Facilities Construction, SIFMA	2.220%	3/1/28	17,500,000	16,135,875	(b)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	300,000	337,914
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	2,780,000	2,829,762	(e)
New Jersey State Transportation Trust Fund Authority Revenue:
Capital Appreciation Transportation System, NATL	0.000%	12/15/31	19,500,000	9,987,900
Transportation System	5.000%	6/15/32	4,625,000	4,715,696

Total New Jersey				47,318,467

New Mexico - 0.2%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	365,000	368,070
COP, Jail Project Revenue	6.000%	4/1/23	500,000	500,300
COP, Jail Project Revenue	6.000%	4/1/28	500,000	475,775

Total New Mexico				1,344,145

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 6.1%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	$21,870,000	$24,857,879	(d)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At Harborside	2.000%	1/1/49	568,226	96,599
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Amboy Properties Corp. Project	6.750%	6/1/20	1,335,000	1,332,637
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project	4.000%	7/1/31	2,000,000	2,064,060	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	1,300,000	1,390,623	(e)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,899,850

Total New York				37,641,648

North Carolina - 0.3%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/51	1,600,000	1,734,400

Ohio - 1.1%
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,721,742	(e)
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	4,983,600

Total Ohio				6,705,342

Oklahoma - 2.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	1,000,000	999,910
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,169,240	(d)
Montereau Inc. Project	5.250%	11/15/37	500,000	539,890
Montereau Inc. Project	7.250%	11/1/40	7,000,000	8,210,300	(d)
Montereau Inc. Project	5.250%	11/15/45	1,000,000	1,071,020

Total Oklahoma				11,990,360

Pennsylvania - 3.5%
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	2,880,000	2,744,496	*(f)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,411,000
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,467,045
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,300,450
Pennsylvania Higher EFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,790,675
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	661,308
Performing Arts Charter School Project	6.000%	6/15/23	3,345,000	3,457,760	(c)

Total Pennsylvania				21,832,734

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	$980,000	$225,400	*(f)

Texas - 19.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education	5.000%	12/1/36	1,075,000	1,157,603
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,787,925	(d)
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	1,231,580
Capital Appreciation	0.000%	1/1/38	2,000,000	795,880
Capital Appreciation	0.000%	1/1/40	2,200,000	795,454
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,234,206
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,285,120
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB	5.500%	10/1/35	4,000,000	3,493,680	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,048,120	(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,497,120	(d)
Houston, TX, Airport System Revenue	5.000%	7/15/35	7,500,000	7,885,575	(e)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc., Terminal Project	6.500%	7/15/30	6,500,000	7,201,545	(e)
Special Facilities, Continental Airlines Inc., Terminal Project	6.625%	7/15/38	5,000,000	5,553,450	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/32	110,000	125,618	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	110,000	124,848	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	110,000	123,609	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	110,000	123,231	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Senior Living-Langford Project	5.500%	11/15/46	750,000	699,368
MRC Senior Living-Langford Project	5.500%	11/15/52	1,125,000	1,035,000
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	1,150,000	1,239,572
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	650,000	710,892
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	500,000	543,755
North Texas Tollway Authority Revenue:
First Tier	6.250%	1/1/39	1,625,000	1,760,655	(d)
First Tier	6.250%	1/1/39	375,000	403,785

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
San Leanna, TX, Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	$1,000,000	$1,003,170
Saint Edwards University Project	5.125%	6/1/22	1,060,000	1,063,466
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	3,500,000	*(f)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,859,930
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	18,679,137
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	31,241,000
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,123,950	(d)
Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,517,520	(d)
Uplift Education	5.875%	12/1/36	1,000,000	1,028,420	(d)
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	500,000	444,710
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	900,000	887,958	(c)
Inspired Living Lewsville Project	10.000%	12/1/51	150,000	136,187

Total Texas				122,343,039

U.S. Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	6,056,250

Utah - 0.1%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	818,325

Virginia - 1.3%
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,104,425

Washington - 0.4%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	345,702	(c)
Heron’s Key	6.750%	7/1/35	350,000	337,561	(c)
Presbyterian Retirement Communities North West Project	5.000%	1/1/46	1,500,000	1,511,340	(c)

Total Washington				2,194,603

Wisconsin - 1.0%
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project	5.125%	6/1/48	3,000,000	2,893,740	(c)
Church Home of Hartford Inc.	5.000%	9/1/38	1,250,000	1,261,362	(c)
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,175,460

Total Wisconsin				6,330,562

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $564,932,467)				605,702,963

SHORT-TERM INVESTMENTS - 0.3%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	1.080%	11/1/22	800,000	800,000	(g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	1.080%	6/15/32	400,000	400,000	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - (continued)
Second General Resolution, SPA-Dexia Credit Local	1.080%	6/15/32	$700,000	$700,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,900,000)				1,900,000

TOTAL INVESTMENTS - 98.6% (Cost - $566,832,467#)				607,602,963
Other Assets in Excess of Liabilities - 1.4%				8,545,634

TOTAL NET ASSETS - 100.0%				$616,148,597

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on these securities is currently in default as of April 30, 2017.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At April 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	120	6/17	$18,085,460	$18,356,250	$270,790

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to November 21, 2016, the Fund was a feeder fund that invested in securities through an underlying mutual fund, Municipal High Income Portfolio (the “Portfolio”) that had the same investment objectives and strategies as the Fund, in what is called a master-feeder structure. The Board of Trustees of the Portfolio authorized the termination of the Portfolio, which occurred on November 18, 2016. In light of the termination of the Portfolio, the Board of Trustees of the Fund determined that it was in the best interests of the Fund’s shareholders to withdraw the Fund’s investment from the Portfolio and instead invest directly in securities as a standalone fund, effective November 21, 2016. As of the close of business November 18, 2016, the Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets, which amounted to $740,016,802. The Fund’s basis in the property received was equal to the Fund’s basis in the Portfolio prior to the distribution. The Fund’s investment objective, policies and strategies remain unchanged.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant

Notes to Schedule of Investments (unaudited) (continued)

information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$605,702,963	—	$605,702,963

Short-Term Investments†	—	1,900,000	—	1,900,000

Total Investments	—	$607,602,963	—	$607,602,963

Other Financial Instruments:
Futures Contracts	$270,790	—	—	$270,790

Total	$270,790	$607,602,963	—	$607,873,753

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$54,776,125
Gross unrealized depreciation	(14,005,629)

Net unrealized appreciation	$40,770,496

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 23, 2017